Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt
Debt
6.	Debt

Convertible promissory notes

From November through December 2019, the Company issued the 2019 Convertible Notes and the 2019 Related Party Convertible Notes for total proceeds of $10.8 million and $0.3 million, respectively, which each bear interest at 1.68% per year.

From March through June 2023, the Company issued the 2023 Convertible Notes and 2023 Related Party Convertible Notes for total proceeds of $4.7 million and $0.1 million, respectively, which each bear interest at 4.55% per year and mature three years from their respective issuance dates.

In the event the Company consummates, while the Convertible Notes are outstanding, an equity financing pursuant to which it sells shares of its equity securities, with an aggregate sales price of not less than $20.0 million, excluding any and all indebtedness under the Convertible Notes that is converted into Company equity securities sold in a qualified financing (“Next Round Securities”), and with the principal purpose of raising capital, then all principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of Next Round Securities at the lesser of (i) the price obtained by dividing $300.0 million by the number of outstanding shares of common stock of the Company immediately prior to the qualified financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding the shares of equity securities of the Company issuable upon the conversion of the Convertible Notes or other indebtedness) and (ii) a discount to the cash price per share paid by the other purchasers of Next Round Securities in the qualified financing equal to (a) with respect to the 2019 Convertible Notes and the 2019 Related Party Convertible Notes, for an investor that invests up to $1.0 million in 2019 Convertible Notes or the 2019 Related Party Convertible Notes: 20%, and for an investor that invests more than $1.0 million and less than $5.0 million in 2019 Convertible Notes or the 2019 Related Party Convertible Notes: 25% or (b) with respect to the 2023 Convertible Notes and the 2023 Related Party Convertible Notes, for an investor that invests up to $5.0 million in

2023 Convertible Notes or the 2023 Related Party Convertible Notes: 15%, and for an investor that invests more than $5.0 million and less than $10.0 million in 2023 Convertible Notes or 2023 Related Party Convertible Notes: 20%, and for an investor that invests more than $10.0 million in 2023 Convertible Notes or 2023 Related Party Convertible Notes: 25%. There are no financial or non-financial covenants associated with the Convertible Notes.

The principal amounts of the 2019 Convertible Notes and 2019 Related Party Convertible Notes were due on demand as of December 31, 2022. In April 2023, the Company (i) modified the 2019 Convertible Notes and 2019 Related Party Convertible Notes to extend the maturity date to December 31, 2023 and (ii) modified the Convertible Notes to provide that upon the closing of a transaction such as the Business Combination, the Convertible Notes will, immediately prior to the closing of such transaction, convert into the Company’s common stock at a conversion price equal to (a) the value ascribed to the consideration to be paid in respect of one share of common stock in the definitive agreement(s) relating to such transaction, multiplied by (b) the discount figure applicable to a qualified financing as set forth above.

Revolving Line of Credit

In June 2023, the Company entered into a $5.0 million revolving line of credit agreement with a commercial bank with a one-year term and an interest rate based on the higher of (i) the one month secured overnight financing rate plus 2.85% or (ii) 7.50%. Issuance fees of $0.1 million were incurred in connection with this revolving line of credit. All outstanding balances under the revolving line of credit are due and payable on June 20, 2024. The revolving line of credit is secured by all of the Company’s assets, including a deed of trust over the Company’s owned real property located in Santa Ana, California. Additionally, the Company is required to maintain a restricted cash balance of $0.3 million following the issuance. Following completion of the Business Combination, NKGen will be required to maintain deposits with the lender in an amount of at least $15.0 million at all times until June 20, 2024. As of June 30, 2023, the interest rate for the revolving line of credit is 7.94%.

In June 2023, the Company drew down $3.8 million upon the revolving line of credit. Interest expense of less than $0.1 million was incurred upon the revolving line of credit for the six months ended June 30, 2023. No interest expense was incurred for the revolving line of credit during the six months ended June 30, 2022. As of June 30, 2023, less than $0.1 million in accrued interest was recognized for the revolving line of credit, which is classified to other current liabilities within the condensed balance sheet as of June 30, 2023. No repayments of draws upon the revolving line of credit occurred through June 30, 2023.

6. Debt

Convertible promissory notes

From November through December 2019, the Company issued the 2019 Convertible Notes and the Related Party Convertible Notes for total proceeds of $11.1 million.

The Convertible Notes bear interest at 1.68% per year and in the event the Company consummates, while the Convertible Notes are outstanding, an equity financing pursuant to which it sells shares of its equity securities, with an aggregate sales price of not less than $20.0 million, excluding any and all indebtedness under the Convertible Notes that is converted into Company equity securities sold in a qualified financing (“Next Round Securities”), and with the principal purpose of raising capital, then all principal, together with all unpaid accrued interest under the Notes, shall automatically convert into shares of Next Round Securities at the lesser of (i) the price obtained by dividing $300.0 million by the number of outstanding shares of common stock of the Company immediately prior to the qualified financing (assuming conversion of all securities convertible into common stock and exercise of all outstanding options and warrants, but excluding the shares of equity securities of the Company issuable upon the conversion of the Convertible Notes or other indebtedness) and (ii) a discount to the cash price per share paid by the other purchasers of Next Round Securities in the qualified financing equal to for an investor that invests up to $1.0 million in Convertible Notes: 20%, and for an investor that invests more than $1.0 million and less than $5.0 million in Convertible Notes: 25%. There are no financial or non-financial covenants associated with the Convertible Notes. The principal amounts of the Convertible Notes are due on demand as of December 31, 2022.

Paycheck Protection Program Loan

In May 2020, the Company received loan proceeds of $1.1 million pursuant to the Paycheck Protection Program (“PPP”). The PPP, established as part of the CARES Act, provides loans for small businesses to cover qualified payroll costs, rent, utilities, and interest on mortgage and other debt obligations. The loan has an interest rate of 1%. The loan was paid off in May 2022. The Company recorded interest expense of less than $0.1 million and $0.1 million related to the PPP loan to interest expense in the Statements of Operations and Comprehensive Loss for the years ended December 31, 2021 and 2022, respectively.